Issued capital and reserves - Capital Transactions (Details)										12 Months Ended
	Dec. 10, 2020 USD ($) $ / shares shares	Dec. 07, 2020 USD ($) shares	May 15, 2020 USD ($) $ / shares shares	May 14, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Feb. 18, 2019 USD ($) shares	Feb. 18, 2019 USD ($) € / shares shares	Jan. 17, 2018 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares		Apr. 02, 2020 USD ($)	Oct. 30, 2018 USD ($)	Sep. 27, 2018 USD ($)	Apr. 27, 2016 USD ($)
Disclosure of analysis of other comprehensive income by item [line items]
Shares issued (in shares) | shares										133,934,090	95,587,146	94,732,539
Conversion of convertible debt										$ 16,886,000		$ 1,346,000
Ordinary shares issued in connection with a public offering (in shares) | shares									14,375,000
Share price per ADS (usd per share) | $ / shares	$ 5.50		$ 5.15	$ 5.15					$ 6.40
Ordinary share price (usd per share) | $ / shares				$ 1.2875					$ 1.60
Total offering		$ 2,087,000	$ 28,750,000	$ 28,749,999	$ 1,613,116				$ 23,000,000		$ 8,360,000	23,001,000
Transaction costs									$ 2,200,000	3,374,000	91,000	2,160,000
Underwriters' over-allotment shares issued (in shares) | shares				2,912,620					1,875,000
Issue of equity, net proceeds					$ 1,100,000
Number of warrants issued | shares							9,392,986	9,392,986
Proceeds from issue of warrants to a strategic partner, net of transaction costs paid							$ 8,360,000			0	8,269,000	0
Number of days from notice of which warrants are exercisable							61 days
Exercise price (in Euros per share) | € / shares								€ 0.02
Exercise price per ADS (in dollars per share) | € / shares								€ 0.08
Warrants expiration term							15 years
Share premium							$ 8,360,000	€ 8,360,000	$ 22,647,631	276,560,000	$ 233,720,000	$ 225,470,000	[1]
B. Riley FBR, Inc
Disclosure of analysis of other comprehensive income by item [line items]
Offering price						$ 35,000,000
Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Conversion of convertible debt		$ 245,467	$ 37,253							$ 245,000
Increase (decrease) in number of ADS issued | shares	379,494				242,646
Ordinary shares issued in connection with a public offering (in shares) | shares	1,517,976	1,517,976	22,330,096	22,330,096	970,584							14,375,000
Total offering	$ 36,781	$ 37,000	$ 487,000	$ 486,761	$ 21,114				$ 352,369			$ 353,000
Conversion of convertible debt (in shares) | shares			1,715,476							10,119,844
Conversion of convertible debt, in ADS (in shares) | shares			428,869
Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Conversion of convertible debt		12,107,015	$ 2,209,589							$ 12,107,000
Total offering	2,050,436	2,050,000	28,263,000	28,263,238	1,592,002						8,360,000	22,648,000
Transaction costs	$ 400,000		$ 200,000	$ 2,300,000	$ 500,000					$ 3,374,000	$ 91,000	$ (2,160,000)
2016 convertible notes
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount															$ 1,000,000	$ 6,000,000	$ 7,160,000
Shareholder Loan Agreement | Bpifrance Participations
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount														$ 2,200,000
Borrowings, interest rate														4.00%
Convertible notes 2016 and 2019-1
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount		9,000,000
Accrued interest		$ 3,352,482
Shares issued (in shares) | shares		10,119,844
Maximum percentage of ordinary shares provided to cover underwriter's over-allotment option		15.00%

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.